DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jun. 24, 2022	May 16, 2022
Total assets of discontinued operations	$ 0	$ 0
Letter of credit	344,166
Term loan	134,681
Accounts Payable and Accrued Liabilities [Member]
Accrued interest and fees	$ 54,256
Catherine Chis [Member]
Accrues per interest				$ 28.60
Line of credit				$ 141,415
Catherine Chis [Member] | Letter of Credit [Member]
Face value of LOC				$ 352,415
Accrues per interest				$ 63.65
Power Conversion Technologies Inc [Member]
Accrues per interest			$ 28.60
Line of credit			$ 142,473
Power Conversion Technologies Inc [Member] | Letter of Credit [Member]
Face value of LOC			$ 354,774
Accrues per interest			$ 63.65